Net financial income (loss) - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial instruments by type of interest rate [line items]
Interest income on cash and cash equivalents	€ 500
Foreign exchange gains	370	€ 2,459
Interest costs	3,714	2,602
Debt restructuring valuation impact	809	0
Conditional advances and loans from Government and Public Authorities
Disclosure of financial instruments by type of interest rate [line items]
Accumulated fixed and variable interest expense accrual	3,628
EIB loan
Disclosure of financial instruments by type of interest rate [line items]
Interest costs	3,600	2,600
Debt restructuring valuation impact	800
EIB loan | Conditional advances and loans from Government and Public Authorities
Disclosure of financial instruments by type of interest rate [line items]
Accumulated fixed and variable interest expense accrual	3,611	800
Accumulated variable interest expense accrual		€ 1,700
EIB loan | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest income (expense)	€ 3,600